Loans and financings	12 Months Ended
Dec. 31, 2022
Loans And Financings
Loans and financings

24	Loans and financings

Accounting policy

Loans and financings are initially recognized at fair value, net of transaction costs incurred, and are subsequently measured at amortized cost, unless they are designated as fair value option, if necessary to eliminate the accounting mismatch that would arise if amortized cost were used. Any difference between the proceeds (net of transaction costs) and the total amount payable is recognized in the income statement as interest expense over the period of the loans using the effective interest rate method, except for the loans measured at fair value.

Loans and financings are classified as current liabilities unless the Company has the unconditional right to defer repayment of the liability for at least 12 months after the reporting period.

Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the drawdown occurs.

To the extent that there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

(a)	Composition

					Total		Fair Value
				2022	2021	2022	2021
Type	Average interest rate	Current	Non-current	Total	Total	Total	Total
Eurobonds – USD	Pre-USD 5.84%	18,656	1,191,827	1,210,483	1,338,334	1,162,741	1,440,920
BNDES	TJLP + 2.82 % SELIC + 3.10 % TLP - IPCA + 5.46%	26,105	190,211	216,316	215,801	183,452	180,565
Export credit notes	LIBOR + 1.54% 134.20% CDI SOFR + 2.5%	5,500	227,290	232,790	135,077	227,201	136,389
Debentures	107.5 % CDI	-	-	-	4,916	-	4,901
Other		579	9,091	9,670	5,187	7,054	4,192
		50,840	1,618,419	1,669,259	1,699,315	1,580,448	1,766,967
(b)	Loans and financing transactions during the year ended on December 31, 2022

On March 18, 2022, the Company entered into an Export Credit Note agreement in the total principal amount of USD 90,000 (equivalent to BRL 459,468 thousand) with maturity in 2027, and an interest rate of 2.5% plus the 6-month TERM SOFR (Secured Overnight Financing Rate).

On March 28, 2022, the Company completed the early redemption and cancellation of all outstanding 4.625% Senior Notes due in 2023. Holders of the 2023 Notes tendered an aggregate principal amount of USD 128,470. In this transaction, the Company also paid an amount of USD 2,971 of accrued interest and USD 3,277 of premium paid over the notes, which was recognized in Net financial results (note 10).

(c)	Changes in the year

	2022	2021
Balance at the beginning of the year	1,699,315	2,024,314
New loans and financings	95,621	59,771
Debt issue costs	(63)	(178)
Payments of loans and financings	(24,639)	(251,044)
Bonds repurchase	(128,470)	-
Prepayment of fair value debt	-	(90,512)
Foreign exchange effects	22,695	(21,066)
Changes in fair value of financing liabilities related to changes in the Company´s own credit risk	(521)	5,066
Changes in fair value of loans and financings	1,472	(10,784)
Write-off of fair value of loans and financings	-	(8,596)
Interest accrual	110,679	113,456
Interest paid on loans and financings	(109,263)	(121,112)
Amortization of debt issue costs	2,433	-
Balance at the end of the year	1,669,259	1,699,315

(d)	Maturity profile

							2022
	2023	2024	2025	2026	2027	As from 2028	Total
Eurobonds – USD (i)	18,656	(2,149)	(2,216)	(2,287)	698,561	499,918	1,210,483
BNDES	26,105	24,773	23,722	21,154	13,454	107,108	216,316
Export credit notes	5,500	88,907	48,382	-	90,000	1	232,790
Other	579	97	1,285	1,285	1,285	5,139	9,670
	50,840	111,628	71,173	20,152	803,300	612,166	1,669,259
(i)	The negative balances refer to related funding costs (fee) amortization.

(e)	Analysis by currency

			2022	2021
	Current	Non-current	Total	Total
USD	21,861	1,370,764	1,392,625	1,426,962
BRL	28,535	247,655	276,190	270,571
Other	444	-	444	1,782
	50,840	1,618,419	1,669,259	1,699,315

(f)	Analysis by index

			2022	2021
	Current	Non-current	Total	Total
Fixed rate	19,144	1,191,828	1,210,972	1,340,247
LIBOR	1,474	88,937	90,411	88,677
TLP	14,348	160,924	175,272	170,324
BNDES SELIC	7,943	19,853	27,796	29,680
CDI	2,369	48,353	50,722	51,316
SOFR	1,657	90,000	91,657	-
TJLP	3,830	18,524	22,354	19,071
Other	75	-	75	-
	50,840	1,618,419	1,669,259	1,699,315
(g)	Guarantees and covenants

The Company has loans and financings that are subject to certain financial covenants at the consolidated level, such as: (i) leverage ratio; (ii) capitalization ratio; and (iii) debt service coverage ratio. When applicable, these compliance obligations are standardized for all debt agreements. No changes to the contractual guarantees occurred in the period ended on December 31, 2022.

As of December 31, 2022, the Company was in compliance with all its financial covenants, as well as the Company was compliant with other qualitative covenants.